J.P. Morgan Mortgage Trust 2025-HE1 ABS-15G

Exhibit 99.13

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	304302373	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254606	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254621	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304100684	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) Rescission Test- The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	304099177	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304100673	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304302923	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304100675	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304100672	XXXX	XX/XX/XXXX	XXXX	Non-QM	(Clear) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HELOC Initial/Early Disclosure - Missing-

The loan file does not contain the initial HELOC disclosure.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The HELOC Brochure provided cannot be used in lieu of the HELOC Initial Disclosure. (Upheld)

								(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	304100695	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) Rescission Test- The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. Unable to determine if the borrower was provided 3 business days to rescind the transaction. Response 1 (XX/XX/XXXX XXXXAM) Finding voided. (Void)	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304302375	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099298	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) HELOC Initial/Early Disclosure - Missing- The loan file does not contain the initial HELOC disclosure. Response 1 (XX/XX/XXXX XXXXAM) The documentation provided is not sufficient to cure the finding.The HELOC Brochure provided cannot be used in lieu of the HELOC Initial Disclosure.(Upheld) Response 2 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) HELOC Initial/Early Disclosure - Late- Additional Finding: XX/XX/XXXX. The Initial HELOC Disclosure was not provided to the borrower/s within three business days of application.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	304302395	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254690	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254965	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099173	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) State Testing - Late Fees Test- This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a maximum 2% late fee, the loan has a XX% late fee. The loan fails the late fees test by XX%. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		2	1	1	1	2	1	N/A	N/A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A
XXXX	304254968	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304302374	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304100685	XXXX	XX/XX/XXXX	XXXX	Non-QM	(Clear) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HELOC Initial/Early Disclosure - Missing-

The loan file does not contain the initial HELOC disclosure.

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is not sufficient to cure the finding. The HELOC Brochure provided can not be used in lieu of the HELOC Initial Dislcosure. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HELOC Brochure - Late-

Additional finding: XX/XX/XXXX. There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower within three business days of application. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The HELOC Brochure has already been provided and does not have a date on the document. Unable to determine if the HELOC brochure was provided to the borrower within 3 days of application. Provide evidence the HELOC disclosure was provided to the borrower within 3 days of application. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The referenced documentation was not received.Please provide the tracker for review. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The HELOC Initial Disclosure provided does not address the defect. The HELOC Brochure has already been provided and does not have a date on the document. Unable to determine if the HELOC brochure was provided to the borrower within 3 days of application. Provide evidence the HELOC disclosure was provided to the borrower within 3 days of application. (Upheld

(Open) HELOC Initial/Early Disclosure - Late-

Additional finding: XX/XX/XXXX. The Initial HELOC Disclosure was not provided to the borrower/s within three business days of application. The HELOC Initial disclosure does not have a date on the document. Unable to determine if the HELOC Initial disclosure was provided to the borrower within 3 days of application. Provide evidence the HELOC Initial disclosure was provided to the borrower within 3 days of application.

								(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	304254607	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a) Response 1 (XX/XX/XXXX XXXXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	304099192	XXXX	XX/XX/XXXX	XXXX	Non-QM	(Clear) State Testing - Grace Period Test-

This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a minimum 0 day grace period, the loan has a 15 day grace period. The loan fails the grace period test by 15 days.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing - Late Fees Test-

This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a maximum 0% late fee, the loan has a 5% late fee. The loan fails the late fees test by 5%.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HELOC Initial/Early Disclosure - Missing-

The loan file does not contain the initial HELOC disclosure.

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is not sufficient to cure the finding.The HELOC Brochure provided cannot be used in lieu of the HELOC Initial Disclosure.(Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The referenced documentation was not received.Please provide the HELOC Initial disclosure for review. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HELOC Brochure - Late-

Additional Finding: XX/XX/XXXX. There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower within three business days of application. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) HELOC Initial/Early Disclosure - Late-

Additional Finding: XX/XX/XXXX. The Initial HELOC Disclosure was not provided to the borrower/s within three business days of application.

								(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	304100698	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304302396	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) Compliance Finding - Other- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	304099176	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304302394	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304302393	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254966	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304100697	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304302372	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) ROR - Not Executed- The Right to Cancel Notice was not signed or dated by all required parties. Borrower and Co-Borrower did not execute Right to Cancel form. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(b), (a)(1) Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	304302925	XXXX	XX/XX/XXXX	XXXX	Non-QM	(Clear) HOC - Late-

The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)(1)

Response 1 (XX/XX/XXXX XXXXPM)
The referenced documentation was not received. Please provide the executed HOC for review. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) ROR - Not Executed-

The Right to Cancel Notice was not issued to, signed, or dated by the Borrower. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(b), (a)(1)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The executed Right to Cancel has been provided; however, the executed Mortgage has not been provided and it cannot be determined if the borrower was given 3 days to rescind without the executed Mortgage. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Missing Signature-

The Note was not fully executed by the Borrower.

Response 1 (XX/XX/XXXX XXXXPM)
The referenced documentation was not received. Please provide the executed Note for review. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Missing Signature-

The mortgage was not fully executed by all required parties. The Borrower and Notary signatures are missing. In addition, the Mortgage rider is not executed by the borrower.

Response 1 (XX/XX/XXXX XXXXPM)
The referenced documentation was not received. Please provide the executed Mortgage for review. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Compliance Finding - Other-

It could not be determined that the HUD-1 provided in the loan file was the Final binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. The document was not executed and/or marked as Final.

Response 1 (XX/XX/XXXX XXXXPM)
The referenced documentation was not received. Please provide the Final HUD for review. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
Please provide the Final HUD for review. (Upheld)

								(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	304302922	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254689	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254928	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304100677	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304100696	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304312778	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099168	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) Rescission Test- The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	304254622	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304254617	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099174	XXXX	XX/XX/XXXX	XXXX	Non-QM	(Clear) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HELOC Initial/Early Disclosure - Missing-

The loan file does not contain the initial HELOC disclosure.

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is not sufficient to cure the finding.The HELOC Brochure provided cannot be used in lieu of the HELOC Initial Disclosure.(Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The referenced documentation was not received.Please provide the HELOC Initial disclosure for review. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HELOC Brochure - Late-

Additional Finding: XX/XX/XXXX. There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower within three business days of application. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The disclosure tracker provided does not list the HELOC brochure as a document sent to the borrower on XX/XX/XXXX, Evidence the borrower was provided a copy of the HELOC brochure to the borrower within 3 days of application is required. (Upheld)

(Open) HELOC Initial/Early Disclosure - Late-

Additional Finding: XX/XX/XXXX. The Initial HELOC Disclosure was not provided to the borrower/s within three business days of application.

								(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	304302826	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099190	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099193	XXXX	XX/XX/XXXX	XXXX	Non-QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A